Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000003079 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000003079 [Member] | Debt Securities Long [Member]
Holdings [Line Items]
Percent of Total Investments	60.10%
C000003079 [Member] | Futures Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	24.90%
C000003079 [Member] | Futures Contracts Sold Short [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000003079 [Member] | Forward Foreign Currency Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000003079 [Member] | Centrally Cleared Interest Rate Swaps [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000003079 [Member] | Other categories less than 1 [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000003080 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000003080 [Member] | Debt Securities Long [Member]
Holdings [Line Items]
Percent of Total Investments	60.10%
C000003080 [Member] | Futures Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	24.90%
C000003080 [Member] | Futures Contracts Sold Short [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000003080 [Member] | Forward Foreign Currency Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000003080 [Member] | Centrally Cleared Interest Rate Swaps [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000003080 [Member] | Other categories less than 1 [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000003095 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000003095 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000003095 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000003095 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000003095 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000003095 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000003095 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000003095 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[1]
C000003095 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000003095 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003095 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000003095 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000003096 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000003096 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000003096 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000003096 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000003096 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000003096 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000003096 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000003096 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[2]
C000003096 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000003096 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003096 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000003096 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000003107 [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000003107 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[3]
C000003107 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000003107 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000003107 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000003107 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000003107 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000003107 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000003107 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000003107 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[3]
C000003107 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000003107 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000003107 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000003107 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003107 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000003107 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000003107 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000003107 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000003107 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000003107 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000003107 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000003107 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003107 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000003107 [Member] | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000003107 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000003107 [Member] | JERSEY
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003107 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000003107 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003107 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000003107 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003107 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000003107 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000003108 [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000003108 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[4]
C000003108 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000003108 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000003108 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000003108 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000003108 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000003108 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000003108 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000003108 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[4]
C000003108 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000003108 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000003108 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000003108 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003108 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000003108 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000003108 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000003108 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000003108 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000003108 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000003108 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000003108 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003108 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000003108 [Member] | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000003108 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000003108 [Member] | JERSEY
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003108 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000003108 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003108 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000003108 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003108 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000003108 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000003103 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000003103 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003103 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000003103 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003103 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000003103 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000003103 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000003103 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[5]
C000003103 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003103 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000003103 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000003103 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000003104 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000003104 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003104 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000003104 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003104 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000003104 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000003104 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000003104 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[6]
C000003104 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003104 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000003104 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000003104 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000169230 [Member] | GuideStone International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000169230 [Member] | GuideStone Value Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000169230 [Member] | GuideStone Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000169230 [Member] | GuideStone Medium Duration Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000169230 [Member] | GuideStone Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000169230 [Member] | GuideStone Value Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000169230 [Member] | GuideStone Growth Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000169230 [Member] | GuideStone Defensive Market Strategies Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000169230 [Member] | GuideStone Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000169230 [Member] | GuideStone Global Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000169230 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[7]
C000169230 [Member] | U S Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.40%
C000169230 [Member] | Non U S Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000169230 [Member] | Fixed Income Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000169230 [Member] | Real Assets Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000169230 [Member] | Alternatives Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000169230 [Member] | Impact Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003114 [Member] | GuideStone International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000003114 [Member] | GuideStone Value Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000003114 [Member] | GuideStone Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000003114 [Member] | GuideStone Medium Duration Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000003114 [Member] | GuideStone Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000003114 [Member] | GuideStone Value Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000003114 [Member] | GuideStone Growth Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000003114 [Member] | GuideStone Defensive Market Strategies Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000003114 [Member] | GuideStone Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003114 [Member] | GuideStone Global Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003114 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[8]
C000003114 [Member] | U S Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.40%
C000003114 [Member] | Non U S Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000003114 [Member] | Fixed Income Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000003114 [Member] | Real Assets Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003114 [Member] | Alternatives Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003114 [Member] | Impact Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000185894 [Member] | GuideStone Medium Duration Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000185894 [Member] | GuideStone Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000185894 [Member] | GuideStone Defensive Market Strategies Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000185894 [Member] | GuideStone Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000185894 [Member] | GuideStone Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000185894 [Member] | GuideStone Low Duration Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000185894 [Member] | GuideStone International Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000185894 [Member] | GuideStone Global Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000185894 [Member] | GuideStone Money Market Fund 5 21 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000185894 [Member] | U S Treasury Inflationary Index Notes 0 13 7 15 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000185894 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[9]
C000185894 [Member] | U S Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000185894 [Member] | Non U S Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000185894 [Member] | Fixed Income Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.80%
C000185894 [Member] | Alternatives Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000185894 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000039440 [Member] | GuideStone Medium Duration Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000039440 [Member] | GuideStone Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000039440 [Member] | GuideStone Defensive Market Strategies Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000039440 [Member] | GuideStone Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000039440 [Member] | GuideStone Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000039440 [Member] | GuideStone Low Duration Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000039440 [Member] | GuideStone International Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000039440 [Member] | GuideStone Global Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000039440 [Member] | GuideStone Money Market Fund 5 21 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000039440 [Member] | U S Treasury Inflationary Index Notes 0 13 7 15 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000039440 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[10]
C000039440 [Member] | U S Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000039440 [Member] | Non U S Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000039440 [Member] | Fixed Income Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.80%
C000039440 [Member] | Alternatives Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000039440 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000169231 [Member] | GuideStone International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000169231 [Member] | GuideStone Value Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000169231 [Member] | GuideStone Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000169231 [Member] | GuideStone Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000169231 [Member] | GuideStone Value Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000169231 [Member] | GuideStone Growth Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000169231 [Member] | GuideStone Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000169231 [Member] | GuideStone Impact Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000169231 [Member] | GuideStone Money Market Fund 5 21 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000169231 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[11]
C000169231 [Member] | U S Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.80%
C000169231 [Member] | Non U S Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000169231 [Member] | Impact Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000003117 [Member] | GuideStone International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000003117 [Member] | GuideStone Value Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000003117 [Member] | GuideStone Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000003117 [Member] | GuideStone Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000003117 [Member] | GuideStone Value Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000003117 [Member] | GuideStone Growth Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000003117 [Member] | GuideStone Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000003117 [Member] | GuideStone Impact Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000003117 [Member] | GuideStone Money Market Fund 5 21 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000003117 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[12]
C000003117 [Member] | U S Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.80%
C000003117 [Member] | Non U S Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000003117 [Member] | Impact Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000185895 [Member] | GuideStone Medium Duration Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000185895 [Member] | GuideStone Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000185895 [Member] | GuideStone Defensive Market Strategies Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000185895 [Member] | GuideStone Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000185895 [Member] | GuideStone Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000185895 [Member] | GuideStone Low Duration Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000185895 [Member] | GuideStone International Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000185895 [Member] | GuideStone Global Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000185895 [Member] | GuideStone Money Market Fund 5 21 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000185895 [Member] | U S Treasury Inflationary Index Notes 0 13 7 15 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000185895 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[13]
C000185895 [Member] | U S Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000185895 [Member] | Non U S Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000185895 [Member] | Fixed Income Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000185895 [Member] | Alternatives Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000185895 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000039443 [Member] | GuideStone Medium Duration Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000039443 [Member] | GuideStone Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000039443 [Member] | GuideStone Defensive Market Strategies Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000039443 [Member] | GuideStone Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000039443 [Member] | GuideStone Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000039443 [Member] | GuideStone Low Duration Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000039443 [Member] | GuideStone International Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000039443 [Member] | GuideStone Global Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000039443 [Member] | GuideStone Money Market Fund 5 21 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000039443 [Member] | U S Treasury Inflationary Index Notes 0 13 7 15 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000039443 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[14]
C000039443 [Member] | U S Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000039443 [Member] | Non U S Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000039443 [Member] | Fixed Income Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000039443 [Member] | Alternatives Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000039443 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000158246 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000158246 [Member] | Debt Securities Long [Member]
Holdings [Line Items]
Percent of Total Investments	21.80%
C000158246 [Member] | Futures Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000158246 [Member] | Futures Contracts Sold Short [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000158246 [Member] | Forward Foreign Currency Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	64.00%
C000158246 [Member] | Other categories less than 1 [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000158246 [Member] | Credit Default Swap Buy Protection [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000039452 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000039452 [Member] | Debt Securities Long [Member]
Holdings [Line Items]
Percent of Total Investments	21.80%
C000039452 [Member] | Futures Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000039452 [Member] | Futures Contracts Sold Short [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000039452 [Member] | Forward Foreign Currency Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	64.00%
C000039452 [Member] | Other categories less than 1 [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000039452 [Member] | Credit Default Swap Buy Protection [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000185898 [Member] | GuideStone Medium Duration Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000185898 [Member] | GuideStone Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000185898 [Member] | GuideStone Defensive Market Strategies Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000185898 [Member] | GuideStone Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000185898 [Member] | GuideStone Global Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000185898 [Member] | GuideStone Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.30%
C000185898 [Member] | GuideStone International Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000185898 [Member] | GuideStone Global Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000185898 [Member] | GuideStone Money Market Fund 5 21 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000185898 [Member] | Northern Institutional U S Treasury Portfolio Premier 5 15 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000185898 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[15]
C000185898 [Member] | U S Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.20%
C000185898 [Member] | Non U S Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000185898 [Member] | Fixed Income Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000185898 [Member] | Real Assets Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000108559 [Member] | GuideStone Medium Duration Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000108559 [Member] | GuideStone Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000108559 [Member] | GuideStone Defensive Market Strategies Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000108559 [Member] | GuideStone Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000108559 [Member] | GuideStone Global Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000108559 [Member] | GuideStone Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.30%
C000108559 [Member] | GuideStone International Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000108559 [Member] | GuideStone Global Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000108559 [Member] | GuideStone Money Market Fund 5 21 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000108559 [Member] | Northern Institutional U S Treasury Portfolio Premier 5 15 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000108559 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[16]
C000108559 [Member] | U S Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.20%
C000108559 [Member] | Non U S Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000108559 [Member] | Fixed Income Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000108559 [Member] | Real Assets Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000183274 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000183274 [Member] | Debt Securities Long [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000183274 [Member] | Futures Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000183274 [Member] | Futures Contracts Sold Short [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000183274 [Member] | Forward Foreign Currency Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000183274 [Member] | Centrally Cleared Interest Rate Swaps [Member]
Holdings [Line Items]
Percent of Total Investments	59.00%
C000183274 [Member] | Other categories less than 1 [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000183274 [Member] | Total Return Basket Swaps [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000183274 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000183274 [Member] | Equities Long [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000183275 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000183275 [Member] | Debt Securities Long [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000183275 [Member] | Futures Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000183275 [Member] | Futures Contracts Sold Short [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000183275 [Member] | Forward Foreign Currency Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000183275 [Member] | Centrally Cleared Interest Rate Swaps [Member]
Holdings [Line Items]
Percent of Total Investments	59.00%
C000183275 [Member] | Other categories less than 1 [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000183275 [Member] | Total Return Basket Swaps [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000183275 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000183275 [Member] | Equities Long [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000240564 [Member] | Debt Securities Long [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.70%
C000240564 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[17]
C000240564 [Member] | Private Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000240564 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000240563 [Member] | Debt Securities Long [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.70%
C000240563 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[18]
C000240563 [Member] | Private Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000240563 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000003083 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000003083 [Member] | Debt Securities Long [Member]
Holdings [Line Items]
Percent of Total Investments	41.60%
C000003083 [Member] | Futures Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000003083 [Member] | Futures Contracts Sold Short [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000003083 [Member] | Forward Foreign Currency Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000003083 [Member] | Centrally Cleared Interest Rate Swaps [Member]
Holdings [Line Items]
Percent of Total Investments	28.70%
C000003083 [Member] | Other categories less than 1 [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000003083 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000003083 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000003083 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000003083 [Member] | Credit Default Swap Sell Protection [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000003084 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000003084 [Member] | Debt Securities Long [Member]
Holdings [Line Items]
Percent of Total Investments	41.60%
C000003084 [Member] | Futures Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000003084 [Member] | Futures Contracts Sold Short [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000003084 [Member] | Forward Foreign Currency Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000003084 [Member] | Centrally Cleared Interest Rate Swaps [Member]
Holdings [Line Items]
Percent of Total Investments	28.70%
C000003084 [Member] | Other categories less than 1 [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000003084 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000003084 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000003084 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000003084 [Member] | Credit Default Swap Sell Protection [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000003099 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000003099 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000003099 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000003099 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003099 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000003099 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.20%
C000003099 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000003099 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[19]
C000003099 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000003100 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000003100 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000003100 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000003100 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003100 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000003100 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.20%
C000003100 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000003100 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[20]
C000003100 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000169229 [Member] | GuideStone International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000169229 [Member] | GuideStone Value Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000169229 [Member] | GuideStone Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000169229 [Member] | GuideStone Medium Duration Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000169229 [Member] | GuideStone Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000169229 [Member] | GuideStone Value Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000169229 [Member] | GuideStone Defensive Market Strategies Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000169229 [Member] | GuideStone Low Duration Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000169229 [Member] | GuideStone Global Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000169229 [Member] | GuideStone Strategic Alternatives Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000169229 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[21]
C000169229 [Member] | U S Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000169229 [Member] | Non U S Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000169229 [Member] | Fixed Income Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%
C000169229 [Member] | Real Assets Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000169229 [Member] | Alternatives Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000169229 [Member] | Impact Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003111 [Member] | GuideStone International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000003111 [Member] | GuideStone Value Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000003111 [Member] | GuideStone Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000003111 [Member] | GuideStone Medium Duration Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000003111 [Member] | GuideStone Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000003111 [Member] | GuideStone Value Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003111 [Member] | GuideStone Defensive Market Strategies Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000003111 [Member] | GuideStone Low Duration Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000003111 [Member] | GuideStone Global Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000003111 [Member] | GuideStone Strategic Alternatives Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000003111 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[22]
C000003111 [Member] | U S Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000003111 [Member] | Non U S Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000003111 [Member] | Fixed Income Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%
C000003111 [Member] | Real Assets Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000003111 [Member] | Alternatives Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000003111 [Member] | Impact Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000169228 [Member] | GuideStone International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000169228 [Member] | GuideStone Value Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000169228 [Member] | GuideStone Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000169228 [Member] | GuideStone Medium Duration Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000169228 [Member] | GuideStone Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169228 [Member] | GuideStone Defensive Market Strategies Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000169228 [Member] | GuideStone Low Duration Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.20%
C000169228 [Member] | GuideStone Global Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000169228 [Member] | GuideStone Strategic Alternatives Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000169228 [Member] | GuideStone Impact Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000169228 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[23]
C000169228 [Member] | U S Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000169228 [Member] | Non U S Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000169228 [Member] | Fixed Income Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.40%
C000169228 [Member] | Alternatives Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000169228 [Member] | Impact Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000003076 [Member] | GuideStone International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000003076 [Member] | GuideStone Value Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000003076 [Member] | GuideStone Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000003076 [Member] | GuideStone Medium Duration Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000003076 [Member] | GuideStone Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003076 [Member] | GuideStone Defensive Market Strategies Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000003076 [Member] | GuideStone Low Duration Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.20%
C000003076 [Member] | GuideStone Global Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003076 [Member] | GuideStone Strategic Alternatives Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000003076 [Member] | GuideStone Impact Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000003076 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[24]
C000003076 [Member] | U S Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000003076 [Member] | Non U S Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000003076 [Member] | Fixed Income Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.40%
C000003076 [Member] | Alternatives Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000003076 [Member] | Impact Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000003091 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000003091 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000003091 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000003091 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000003091 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000003091 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000003091 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003091 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[25]
C000003091 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003091 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003091 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000003091 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000003092 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000003092 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000003092 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000003092 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000003092 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000003092 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000003092 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003092 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[26]
C000003092 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003092 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003092 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000003092 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000237792 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000237792 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000237792 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000237792 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000237792 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000237792 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000237792 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000237792 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[27]
C000237792 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000237792 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000237792 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000237792 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000237791 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000237791 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000237791 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000237791 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000237791 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000237791 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000237791 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000237791 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[28]
C000237791 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000237791 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000237791 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000237791 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000240566 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000240566 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000240566 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000240566 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000240566 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000240566 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[29]
C000240566 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000240566 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000240566 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000240565 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000240565 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000240565 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000240565 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000240565 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000240565 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[30]
C000240565 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000240565 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000240565 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000185897 [Member] | GuideStone Medium Duration Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000185897 [Member] | GuideStone Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000185897 [Member] | GuideStone Defensive Market Strategies Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000185897 [Member] | GuideStone Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000185897 [Member] | GuideStone Global Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000185897 [Member] | GuideStone Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.70%
C000185897 [Member] | GuideStone International Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000185897 [Member] | GuideStone Global Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000185897 [Member] | GuideStone Money Market Fund 5 21 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000185897 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[31]
C000185897 [Member] | U S Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.30%
C000185897 [Member] | Non U S Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000185897 [Member] | Fixed Income Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000185897 [Member] | Real Assets Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000039449 [Member] | GuideStone Medium Duration Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000039449 [Member] | GuideStone Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000039449 [Member] | GuideStone Defensive Market Strategies Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000039449 [Member] | GuideStone Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000039449 [Member] | GuideStone Global Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000039449 [Member] | GuideStone Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.70%
C000039449 [Member] | GuideStone International Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000039449 [Member] | GuideStone Global Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000039449 [Member] | GuideStone Money Market Fund 5 21 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000039449 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[32]
C000039449 [Member] | U S Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.30%
C000039449 [Member] | Non U S Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000039449 [Member] | Fixed Income Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000039449 [Member] | Real Assets Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000104139 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000104139 [Member] | Debt Securities Long [Member]
Holdings [Line Items]
Percent of Total Investments	39.10%
C000104139 [Member] | Futures Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000104139 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000104139 [Member] | Equities Long [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000104139 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Total Investments	20.80%
C000104140 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000104140 [Member] | Debt Securities Long [Member]
Holdings [Line Items]
Percent of Total Investments	39.10%
C000104140 [Member] | Futures Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000104140 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000104140 [Member] | Equities Long [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000104140 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Total Investments	20.80%
C000156358 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.80%
C000156358 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%	[33]
C000156358 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000156358 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000156358 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000156358 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000156358 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000156358 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000156358 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000156358 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[33]
C000156358 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000156358 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000156358 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000156358 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000156358 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000156358 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000156358 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000156358 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000156358 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000156358 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000156358 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000156358 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000156358 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000156358 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000156358 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000156358 [Member] | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000156358 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000156358 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000236040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.80%
C000236040 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%	[34]
C000236040 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000236040 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000236040 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000236040 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000236040 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000236040 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000236040 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000236040 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[34]
C000236040 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000236040 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000236040 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000236040 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000236040 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000236040 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000236040 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000236040 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000236040 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000236040 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000236040 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000236040 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000236040 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000236040 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000236040 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000236040 [Member] | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000236040 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000236040 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000237794 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000237794 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000237794 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000237794 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000237794 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000237794 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.10%
C000237794 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[35]
C000237794 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000237793 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000237793 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000237793 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000237793 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000237793 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000237793 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.10%
C000237793 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[36]
C000237793 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000003124 [Member] | One To 7 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.70%
C000003124 [Member] | Eight To 14 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003124 [Member] | Fifteen To 30 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000003124 [Member] | Thirty One To 60 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000003124 [Member] | Sixty One To 90 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000003124 [Member] | Ninety One To 120 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000003124 [Member] | One Hundred And Twenty One To 150 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000003124 [Member] | Over 150 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000003125 [Member] | One To 7 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.70%
C000003125 [Member] | Eight To 14 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003125 [Member] | Fifteen To 30 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000003125 [Member] | Thirty One To 60 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000003125 [Member] | Sixty One To 90 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000003125 [Member] | Ninety One To 120 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000003125 [Member] | One Hundred And Twenty One To 150 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000003125 [Member] | Over 150 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000185896 [Member] | GuideStone Medium Duration Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000185896 [Member] | GuideStone Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000185896 [Member] | GuideStone Defensive Market Strategies Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000185896 [Member] | GuideStone Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000185896 [Member] | GuideStone Global Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000185896 [Member] | GuideStone Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000185896 [Member] | GuideStone International Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000185896 [Member] | GuideStone Global Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000185896 [Member] | GuideStone Money Market Fund 5 21 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000185896 [Member] | GuideStone Strategic Alternatives Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000185896 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[37]
C000185896 [Member] | U S Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.80%
C000185896 [Member] | Non U S Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000185896 [Member] | Fixed Income Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000185896 [Member] | Real Assets Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000039446 [Member] | GuideStone Medium Duration Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000039446 [Member] | GuideStone Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000039446 [Member] | GuideStone Defensive Market Strategies Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000039446 [Member] | GuideStone Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000039446 [Member] | GuideStone Global Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000039446 [Member] | GuideStone Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000039446 [Member] | GuideStone International Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000039446 [Member] | GuideStone Global Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000039446 [Member] | GuideStone Money Market Fund 5 21 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000039446 [Member] | GuideStone Strategic Alternatives Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000039446 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[38]
C000039446 [Member] | U S Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.80%
C000039446 [Member] | Non U S Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000039446 [Member] | Fixed Income Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000039446 [Member] | Real Assets Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000158247 [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.80%
C000158247 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[39]
C000158247 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[39]
C000158247 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.00%
C000158247 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000158247 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000158247 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000158247 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000158247 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000158247 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000158247 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000158247 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000158247 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000158247 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	62.00%
C000158247 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000039453 [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.80%
C000039453 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[40]
C000039453 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[40]
C000039453 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.00%
C000039453 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000039453 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000039453 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000039453 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000039453 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000039453 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000039453 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000039453 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000039453 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000039453 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	62.00%
C000039453 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000129313 [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000129313 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%	[41]
C000129313 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000129313 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000129313 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000129313 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000129313 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000129313 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000129313 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000129313 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[41]
C000129313 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000129313 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000129313 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000129313 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000129313 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000129313 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000129313 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000129313 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000129313 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000129313 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000129313 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000129313 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000129313 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000129313 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000129313 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000129313 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000129313 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000129313 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000129314 [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000129314 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%	[42]
C000129314 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000129314 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000129314 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000129314 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000129314 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000129314 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000129314 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000129314 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[42]
C000129314 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000129314 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000129314 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000129314 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000129314 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000129314 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000129314 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000129314 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000129314 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000129314 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000129314 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000129314 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000129314 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000129314 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000129314 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000129314 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000129314 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000129314 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	1.00%

[1]	Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
[2]	Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
[3]	Includes, as applicable, short-term investments, derivatives and countries and/or categories rounding to less than 1%.
[4]	Includes, as applicable, short-term investments, derivatives and countries and/or categories rounding to less than 1%.
[5]	Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
[6]	Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
[7]	Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
[8]	Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
[9]	Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
[10]	Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
[11]	Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
[12]	Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
[13]	Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
[14]	Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
[15]	Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
[16]	Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
[17]	Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
[18]	Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
[19]	Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
[20]	Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
[21]	Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
[22]	Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
[23]	Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
[24]	Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
[25]	Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
[26]	Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
[27]	Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
[28]	Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
[29]	Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
[30]	Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
[31]	Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
[32]	Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
[33]	Includes, as applicable, short-term investments, derivatives and countries and/or categories rounding to less than 1%.
[34]	Includes, as applicable, short-term investments, derivatives and countries and/or categories rounding to less than 1%.
[35]	Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
[36]	Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
[37]	Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
[38]	Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
[39]	Includes, as applicable, short-term investments, derivatives and countries and/or categories rounding to less than 1%.
[40]	Includes, as applicable, short-term investments, derivatives and countries and/or categories rounding to less than 1%.
[41]	Includes, as applicable, short-term investments, derivatives and countries and/or categories rounding to less than 1%.
[42]	Includes, as applicable, short-term investments, derivatives and countries and/or categories rounding to less than 1%.